DERIVATIVE FINANCIAL INSTRUMENTS - Expense (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DERIVATIVE FINANCIAL INSTRUMENTS
Expense generated by derivative financial instruments	$ 7,344,589	$ 22,391,175	$ 4,497,352